Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (3.0%)
U.S. Government Securities (3.0%)
	United States Treasury Note/Bond	1.500%	1/31/2027	29,880	29,085
	United States Treasury Note/Bond	4.125%	1/31/2027	97,228	97,718
	United States Treasury Note/Bond	4.375%	7/15/2027	90,000	91,100
	United States Treasury Note/Bond	3.500%	9/30/2027	45,000	44,916
[1,2]	United States Treasury Note/Bond	4.125%	9/30/2027	37,500	37,853
	United States Treasury Note/Bond	0.500%	10/31/2027	158,744	149,356
Total U.S. Government and Agency Obligations (Cost $450,830)					450,028
Asset-Backed/Commercial Mortgage-Backed Securities (29.8%)
[3,4]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	5,830	5,839
[3,4]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	2,190	2,195
[4]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	8,032	8,096
[4]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	14,748	14,830
[4]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	9,620	9,624
[3,4]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/2034	1,434	1,436
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	1,518	1,541
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	3,244	3,270
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-A	4.452%	6/15/2033	13,667	13,699
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-B	4.305%	9/15/2033	15,360	15,361
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	1,995	2,026
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	2,323	2,338
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-A	4.648%	6/15/2033	4,594	4,607
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-B	4.501%	9/15/2033	7,620	7,620
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	4,409	4,468
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	4,683	4,702
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	6,547	6,562
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-B	4.697%	9/15/2033	7,780	7,780
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	549	557
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	1,212	1,216
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	3,072	3,081
[3,4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-B	4.942%	9/15/2033	2,920	2,920
[3,4]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2025-1A	4.400%	11/15/2030	16,200	16,230
[3,4]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	10,390	10,408
[3,4]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	6,240	6,292
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	4,870	4,888
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	31,168	31,386
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	23,160	23,362
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/2032	762	763
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	4,728	4,765
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	4,226	4,251
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	3,873	3,900
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	7,490	7,504
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	11,450	11,505
[3,4]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	12,630	12,719
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/2027	5,353	5,331
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	8,650	8,732
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	430	431
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	1,390	1,402
[3,4,6]	Balboa Bay Loan Funding Ltd. Class 2A Series 2023-2, TSFR3M + 1.150%	5.034%	10/20/2036	2,900	2,900
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	9,646	9,712
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	10,483	10,586
[3,4,6]	Basswood Park CLO Ltd. Class AR Series 2021-1A, TSFR3M + 1.030%	4.914%	4/20/2034	2,480	2,479
[3,4,6]	Basswood Park CLO Ltd. Class BR Series 2021-1A, TSFR3M + 1.500%	5.384%	4/20/2034	3,320	3,312
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	3,740	3,761
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	4,760	4,643
[4]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	23,606	23,675
[4]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	16,900	17,006
[4]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	14,800	14,829
[4]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	15,040	15,187
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	9,957	10,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.660%	1/15/2029	15,640	15,695
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-4	4.240%	10/15/2029	38,300	38,223
[4]	Bridgecrest Lending Auto Securitization Trust Class B Series 2025-4	4.300%	8/15/2031	5,270	5,255
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	5,760	5,766
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-4	4.800%	8/15/2031	3,740	3,740
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	3,300	3,347
[3,4,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.549%	10/16/2028	3,320	3,335
[3,4,6]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.299%	8/16/2029	16,230	16,230
[4]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/2027	64	64
[4]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/2027	8,493	8,507
[4]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/2027	114	114
[4]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	11,450	11,493
[4]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	17,590	17,705
[4]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	2,450	2,478
[4]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	9,680	9,721
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	1,913	1,934
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	12,509	12,606
[3,4]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	6,380	6,402
[3,4]	CCG Receivables Trust Class A2 Series 2025-2	4.140%	8/15/2034	37,960	37,965
[3,4]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	30,233	30,347
[3,4]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	2,686	2,698
[3,4]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	1,011	1,013
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	9,118	9,194
[3,4]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	18,360	18,481
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/2035	3,121	3,138
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	5,476	5,546
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	5,638	5,695
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	1,811	1,766
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	8,239	8,288
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	12,221	12,311
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	19,491	19,588
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	24,428	24,592
[4]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	3,220	3,211
[3,4]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	11,090	11,146
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/2028	3,951	3,953
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/2029	1,710	1,716
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/2029	15,171	15,266
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	5,110	5,146
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	3,120	3,138
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	5,810	5,862
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-2	4.120%	3/24/2031	9,310	9,337
[3,4]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	550	557
[3,4]	Dell Equipment Finance Trust Class C Series 2025-2	4.530%	3/24/2031	2,480	2,481
[3,4]	Dell Equipment Finance Trust Class D Series 2025-2	4.830%	3/22/2032	3,100	3,100
[3,4]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	8,474	8,497
[3,4]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	7,930	8,068
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	1,946	1,955
[3,4]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	9,890	9,928
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	7,102	7,129
[4]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/2028	4,188	4,189
[4]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	20,600	20,616
[4]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	58,140	58,413
[4]	Drive Auto Receivables Trust Class A3 Series 2025-2	4.140%	9/15/2032	17,740	17,704
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	11,410	11,461
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	12,860	12,885
[4]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	21,100	21,274
[4]	Drive Auto Receivables Trust Class B Series 2025-2	4.140%	9/15/2032	4,800	4,783
[4]	Drive Auto Receivables Trust Class C Series 2025-2	4.390%	9/15/2032	17,080	17,022
[3,4,6]	Dryden 113 CLO Ltd. Class AR3 Series 2022-113A, TSFR3M + 1.090%	4.995%	10/15/2037	1,150	1,149
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/2029	1,797	1,801
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	4,081	4,105
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	6,838	6,930
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	4,050	4,079
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/2026	4,998	5,021
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	3,182	3,197
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	6,177	6,195
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	6,570	6,590
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	18,820	18,885
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	14,040	14,088
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	13,720	13,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	3,540	3,579
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,110	3,141
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-4A	4.390%	9/17/2029	8,120	8,142
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	7,280	7,312
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-3	4.180%	12/16/2030	11,840	11,818
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.183%	5/25/2044	4,931	4,938
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.133%	1/25/2045	6,856	6,860
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.183%	2/25/2045	8,640	8,657
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	5.183%	5/25/2045	4,815	4,823
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R06, SOFR30A + 0.900%	5.083%	9/25/2045	7,522	7,524
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	5.883%	7/25/2043	1,705	1,712
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.233%	1/25/2044	8,430	8,430
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.283%	2/25/2044	1,688	1,689
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.233%	9/25/2044	1,502	1,502
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.633%	3/25/2045	5,896	5,935
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	5.183%	7/25/2045	9,750	9,765
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.133%	9/25/2043	4,307	4,336
[3,4,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A + 1.000%	5.183%	7/25/2044	2,512	2,511
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	10,900	11,001
[3,4,6,7]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	5.133%	9/25/2045	13,186	13,199
[4]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	27,681	27,911
[4]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	15,020	15,136
[4]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/2027	5,972	5,978
[4]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/2027	1,710	1,718
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	6,820	6,890
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	15,950	16,054
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/2027	10,010	10,055
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	8,430	8,480
[4]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	6,470	6,536
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	2,890	2,923
[4]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	3,250	3,262
[3,4]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	22,720	22,652
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	4,466	4,476
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	8,986	9,043
[4]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	5,800	5,866
[3,4]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	7,029	7,034
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/2028	70,918	71,167
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	22,925	23,304
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.533%	2/25/2044	7,957	7,997
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.233%	10/25/2044	3,285	3,291
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.133%	1/25/2045	2,413	2,415
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.283%	5/25/2045	8,044	8,069
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA4, SOFR30A + 0.900%	5.087%	10/25/2045	10,980	10,983
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.133%	2/25/2045	5,903	5,908
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.533%	2/25/2044	9,444	9,462
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.383%	5/25/2044	11,772	11,806
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.183%	10/25/2044	1,326	1,326
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.433%	3/25/2044	3,438	3,441
[3,4,6,7]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.383%	8/25/2044	5,206	5,217
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-3A	4.440%	3/15/2029	6,360	6,377
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-3A	4.570%	1/15/2030	7,620	7,633
[3,4]	GLS Auto Select Receivables Issuer Trust Class A2 Series 2025-4A	4.170%	2/18/2031	22,750	22,734
[3,4]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	15,761	15,823
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/2026	652	652
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/2027	16,907	16,949
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	31,560	31,791
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	26,220	26,427
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/2027	6,000	6,007
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	9,730	9,830
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	5,820	5,830
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	4,340	4,386
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	5,720	5,781
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	11,110	11,142
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/2027	6,290	6,312
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14,370	14,468
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	5,110	5,166
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	7,860	7,877
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	7,200	7,273
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	9,120	9,209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-3	4.410%	8/20/2029	3,180	3,191
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,610	5,668
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	4,110	4,124
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	3,172	3,195
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	8,249	8,293
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/2034	51,130	49,841
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	7,080	6,900
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/2028	9,457	9,525
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/2028	39,617	39,865
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	52,310	52,924
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	35,050	35,287
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/2028	4,000	4,031
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	6,204	6,242
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	4,550	4,605
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	3,110	3,129
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	3,160	3,177
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/2028	47,940	46,865
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/2026	3,850	3,856
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	7,643	7,679
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	8,050	8,072
[3,4]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/2027	1,380	1,382
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	20,399	20,584
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	23,250	23,514
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	4,041	4,052
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	6,256	6,282
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/2028	10,779	10,859
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	7,374	7,453
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	16,487	16,629
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	24,540	24,805
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	5,740	5,763
[3,4]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/2031	468	469
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/2031	12,281	12,302
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	6,020	6,056
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	19,580	19,669
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-2A	4.030%	11/22/2032	19,500	19,470
[3,4]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/2031	3,955	3,970
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,350	3,385
[3,4]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	1,780	1,789
[3,4]	HPEFS Equipment Trust Class B Series 2025-2A	4.210%	11/22/2032	1,970	1,965
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	5,560	5,591
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	2,460	2,491
[3,4]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,570	4,594
[3,4]	HPEFS Equipment Trust Class C Series 2025-2A	4.410%	11/22/2032	2,450	2,444
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	15,449	15,587
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	4,501	4,569
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	6,091	6,153
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	14,148	14,227
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	22,575	22,654
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-C	5.800%	12/15/2026	3,295	3,301
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/2027	9,133	9,156
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	13,500	13,577
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	12,220	12,333
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	38,580	38,781
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	2,700	2,729
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	6,030	6,102
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	6,760	6,821
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	25,500	25,646
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	6,175	6,246
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	16,550	16,704
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	3,800	3,846
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	7,850	7,947
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	7,100	7,140
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	1,359	1,360
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	5,695	5,736
[4]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	12,670	12,780
[4]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	6,454	6,479
[3,4]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	10,630	10,672
[3,4]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/2026	1,206	1,206
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/2028	3,355	3,361
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	7,792	7,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	8,830	8,859
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	17,370	17,495
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-2A	4.250%	1/15/2030	32,780	32,830
[3,4]	LAD Auto Receivables Trust Class A4 Series 2025-2A	4.360%	7/15/2030	5,930	5,943
[3,4,5,6]	Lighthouse Park CLO Ltd. Class A Series 2025-1A, TSFR3M + 1.110%	4.994%	10/24/2037	3,980	3,972
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	10,150	10,274
[3,4]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	9,380	9,430
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/2027	2,333	2,334
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	14,930	15,086
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	11,590	11,726
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	8,172	8,195
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	42,640	42,900
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2025-1	4.180%	9/25/2030	46,910	46,869
[4]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	26,040	26,116
[4]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	29,930	30,289
[4]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	33,070	33,242
[4]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/2028	3,090	3,107
[4]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	8,360	8,466
[4]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	19,290	19,367
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,160	3,201
[4]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	5,470	5,497
[4]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	6,335	6,410
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	2,870	2,883
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	11,915	12,002
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	23,420	23,500
[3,4]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	13,630	13,787
[3,4,6]	Octagon 57 Ltd. Class AR Series 2021-1A, TSFR3M + 1.070%	4.962%	10/15/2034	4,000	4,001
[3,4,6]	Octagon 57 Ltd. Class B1R Series 2021-1A, TSFR3M + 1.070%	5.342%	10/15/2034	5,320	5,328
[3,4]	PenFed Auto Receivables Owner Trust Class A2 Series 2025-A	4.120%	9/15/2028	15,170	15,162
[3,4]	PenFed Auto Receivables Owner Trust Class A3 Series 2025-A	4.030%	7/15/2030	6,650	6,639
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	8,384	8,484
[3,4,6]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.084%	1/15/2028	25,980	26,002
[3,4]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	5,114	5,159
[3,4]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	17,743	18,022
[3,4]	PFS Financing Corp. Class A Series 2024-F	4.750%	8/15/2029	2,380	2,403
[3,4,6]	PFS Financing Corp. Class A Series 2025-E, SOFR30A + 0.700%	5.074%	7/15/2029	36,420	36,420
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	4,844	4,859
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	5,474	5,516
[3,4]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	5,640	5,670
[3,4]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	11,590	11,699
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	11,470	11,485
[3,4]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	7,465	7,479
[3,4]	RCKT Trust Class A Series 2025-2A	4.480%	11/27/2034	18,630	18,630
[3,4]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	990	988
[3,4]	RCKT Trust Class B Series 2025-2A	4.600%	11/27/2034	1,690	1,688
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	581	592
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	736	741
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	1,519	1,538
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	2,733	2,767
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	1,068	1,073
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	1,139	1,153
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	1,929	1,950
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	1,703	1,709
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	2,338	2,371
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	2,342	2,368
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	2,193	2,201
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/2028	1,859	1,863
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/2028	1,139	1,144
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/2028	6,806	6,815
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	15,604	15,669
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	8,484	8,520
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/2028	16,180	16,209
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	32,700	32,806
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	22,760	22,879
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	19,680	19,754
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	5,950	5,971
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	8,740	8,840
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	10,940	10,966
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	18,920	19,035
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	11,890	11,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	26,400	26,704
[3,4]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/2027	5,484	5,514
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/2026	7,161	7,184
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	14,268	14,359
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	6,030	6,041
[3,4]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	10,880	10,940
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/2029	8,650	8,699
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	5,810	5,881
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	6,580	6,598
[3,4]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	4,970	5,020
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	4,834	4,851
[3,4]	SBNA Auto Receivables Trust Class B Series 2025-SF1	5.120%	3/17/2031	1,274	1,275
[3,4]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	6,573	6,589
[3,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,290	2,299
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	14,260	14,291
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	8,023	8,081
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	11,910	11,984
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	10,980	11,054
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	1,666	1,678
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	10,461	10,530
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	666	671
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	1,381	1,389
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	1,034	1,038
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	13,832	13,908
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	14,800	14,863
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	18,200	18,393
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	23,050	23,219
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-3A	4.120%	4/21/2031	12,080	12,055
[3,4]	SoFi Consumer Loan Program LLC Class A Series 2025-4	4.240%	8/25/2035	30,240	30,225
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	16,051	16,122
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-3	4.470%	8/15/2034	9,746	9,759
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	20,490	20,603
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-BA	4.270%	1/22/2029	36,730	36,845
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	5,690	5,737
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-BA	4.290%	6/20/2029	7,650	7,670
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	4,280	4,317
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-BA	4.470%	7/20/2029	3,150	3,154
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	4,950	4,963
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	31,480	31,965
[4]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	25,556	25,878
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/2026	1,709	1,710
[3,4]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/2027	7,326	7,348
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	4,340	4,350
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	11,030	11,112
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	1,720	1,747
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A3 Series 2025-A	4.270%	11/20/2028	17,910	17,909
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A4 Series 2025-A	4.370%	5/21/2029	4,480	4,479
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	4,580	4,583
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	6,350	6,357
[3,4]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/2029	18,980	19,122
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	21,310	21,368
[3,4]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	22,480	22,752
[3,4]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	25,740	25,893
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	7,499	7,524
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	5,441	5,473
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	19,580	19,688
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	11,950	12,008
[3,4]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/2026	8,851	8,869
[3,4]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/2027	5,397	5,419
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	32,280	32,560
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	28,140	28,120
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/2028	2,930	2,951
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	12,370	12,387
[3,4]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	9,800	9,910
[3,4]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	17,306	17,294
[3,4]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	12,324	12,342
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	916	926
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	17,794	17,803
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	13,087	13,162
[3,4]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	15,880	16,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/2029	5,560	5,599
[4]	Verizon Master Trust Class B Series 2024-6	4.420%	8/20/2030	19,770	19,822
[4]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	15,860	15,964
[4]	Verizon Master Trust Class B Series 2025-5	4.420%	6/20/2031	8,550	8,562
[4]	Verizon Master Trust Class C Series 2023-7	4.610%	11/20/2029	4,330	4,334
[4]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/2028	11,380	11,393
[4]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/2029	7,824	7,882
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,530	1,550
[4]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	5,940	5,974
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	21,880	22,040
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	25,510	25,740
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	34,890	34,920
[4]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	8,860	8,946
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	4,420	4,499
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	11,050	11,082
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	10,520	10,586
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-2A	3.990%	12/17/2029	22,370	22,311
[3,4,6]	Voya CLO 2022-3 Ltd. Class A1R2 Series 2022-3A, TSFR3M + 1.130%	5.014%	10/20/2036	2,910	2,910
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	1,300	1,274
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	8,030	8,047
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-3A	4.220%	6/15/2029	23,760	23,746
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	5,640	5,656
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-3A	4.280%	7/15/2031	10,210	10,193
[4]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	4,807	4,816
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	14,240	14,348
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	13,180	13,249
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/2028	1,885	1,885
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	6,900	6,949
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	8,240	8,366
[4]	World Omni Select Auto Trust Class A2A Series 2025-A	4.140%	5/15/2030	15,150	15,130
[4]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	12,280	12,337
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,496,452)					4,519,513
Corporate Bonds (58.5%)
Communications (2.4%)
	AT&T Inc.	1.700%	3/25/2026	43,444	43,011
	AT&T Inc.	2.950%	7/15/2026	5,010	4,969
	AT&T Inc.	1.650%	2/1/2028	4,468	4,233
	AT&T Inc.	4.100%	2/15/2028	46,000	45,924
	Expedia Group Inc.	5.000%	2/15/2026	27,451	27,460
[3]	NTT Finance Corp.	4.567%	7/16/2027	82,228	82,836
	Rogers Communications Inc.	3.625%	12/15/2025	24,062	24,016
	Rogers Communications Inc.	3.200%	3/15/2027	12,430	12,255
	Sprint LLC	7.625%	3/1/2026	8,274	8,274
	Take-Two Interactive Software Inc.	5.000%	3/28/2026	4,883	4,894
[8]	Telstra Group Ltd.	4.000%	4/19/2027	23,410	15,315
	T-Mobile USA Inc.	1.500%	2/15/2026	17,796	17,645
	T-Mobile USA Inc.	2.250%	2/15/2026	7,405	7,358
	T-Mobile USA Inc.	3.750%	4/15/2027	57,757	57,423
	TWDC Enterprises 18 Corp.	1.850%	7/30/2026	3,887	3,826
	Walt Disney Co.	3.700%	3/23/2027	847	846
					360,285
Consumer Discretionary (5.8%)
	American Honda Finance Corp.	4.550%	7/9/2027	25,570	25,780
[6]	American Honda Finance Corp., SOFR + 0.620%	4.796%	12/11/2026	70,000	70,089
[6]	American Honda Finance Corp., SOFR + 0.710%	4.812%	7/9/2027	37,260	37,278
[6]	American Honda Finance Corp., SOFR + 0.900%	5.102%	9/1/2028	48,000	48,108
[3]	BMW US Capital LLC	5.050%	4/2/2026	31,500	31,605
[3]	BMW US Capital LLC	4.150%	8/11/2027	14,770	14,796
[3,6]	BMW US Capital LLC, SOFR + 0.780%	4.912%	3/19/2027	24,000	24,080
[3,6]	BMW US Capital LLC, SOFR + 0.800%	5.069%	8/13/2026	19,819	19,873
	eBay Inc.	1.400%	5/10/2026	9,770	9,629
	Ford Motor Credit Co. LLC	3.375%	11/13/2025	16,250	16,243
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	2,676	2,636
	General Motors Financial Co. Inc.	1.500%	6/10/2026	16,391	16,115
	General Motors Financial Co. Inc.	5.000%	4/9/2027	11,375	11,484
	General Motors Financial Co. Inc.	5.400%	5/8/2027	11,954	12,147
	General Motors Financial Co. Inc.	5.000%	7/15/2027	1,840	1,862
[6]	General Motors Financial Co. Inc., SOFR + 1.170%	5.280%	4/4/2028	47,140	47,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Home Depot Inc., SOFR + 0.330%	4.462%	12/24/2025	22,285	22,280
	Hyatt Hotels Corp.	5.050%	3/30/2028	3,580	3,643
	Lennar Corp.	5.000%	6/15/2027	1,165	1,174
	Marriott International Inc.	3.125%	6/15/2026	3,664	3,639
	Marriott International Inc.	4.200%	7/15/2027	17,980	18,031
	Marriott International Inc.	5.000%	10/15/2027	5,055	5,136
[3]	Mercedes-Benz Finance North America LLC	4.900%	1/9/2026	59,445	59,474
[3]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	37,010	37,339
[3,6]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	4.705%	7/31/2026	34,000	34,042
	Ross Stores Inc.	0.875%	4/15/2026	20,000	19,694
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	9,690	9,732
[3,6]	Stellantis Financial Services US Corp., SOFR + 1.690%	5.848%	9/15/2028	36,120	36,255
[8]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	16,520	10,827
[8]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	6,040	3,982
[6,8]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	4.589%	4/6/2026	15,050	9,865
	Toyota Motor Credit Corp.	4.500%	5/14/2027	9,040	9,125
	Toyota Motor Credit Corp.	4.350%	10/8/2027	7,785	7,851
[6]	Toyota Motor Credit Corp., SOFR + 0.720%	4.910%	9/5/2028	66,665	67,139
[6]	Toyota Motor Credit Corp., SOFR + 0.770%	5.057%	8/7/2026	22,340	22,418
[8]	Volkswagen Financial Services Australia Pty Ltd.	4.950%	4/13/2026	8,540	5,594
[3]	Volkswagen Group of America Finance LLC	5.400%	3/20/2026	57,605	57,768
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	690	692
[3,6]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.324%	8/14/2026	40,610	40,693
					875,272
Consumer Staples (2.9%)
	Altria Group Inc.	4.400%	2/14/2026	20,562	20,544
	Altria Group Inc.	2.625%	9/16/2026	31,934	31,546
	BAT Capital Corp.	3.557%	8/15/2027	28,570	28,275
	BAT International Finance plc	1.668%	3/25/2026	52,207	51,620
	BAT International Finance plc	4.448%	3/16/2028	19,653	19,763
	Campbell's Co.	5.300%	3/20/2026	33,072	33,160
[3,6]	Cargill Inc., SOFR + 0.610%	4.891%	2/11/2028	27,000	27,022
	Conagra Brands Inc.	5.300%	10/1/2026	7,847	7,927
	Constellation Brands Inc.	4.350%	5/9/2027	5,004	5,018
	Kraft Heinz Foods Co.	3.875%	5/15/2027	13,816	13,752
[3]	Mars Inc.	4.600%	3/1/2028	35,455	35,871
	McCormick & Co. Inc.	0.900%	2/15/2026	5,104	5,051
[3,6]	Mitsubishi Corp., SOFR + 0.700%	4.986%	9/9/2028	25,361	25,417
	Molson Coors Beverage Co.	3.000%	7/15/2026	15,819	15,697
	Philip Morris International Inc.	2.750%	2/25/2026	30,385	30,229
	Philip Morris International Inc.	4.750%	2/12/2027	7,115	7,182
	Philip Morris International Inc.	3.125%	8/17/2027	2,720	2,680
	Philip Morris International Inc.	4.375%	11/1/2027	7,838	7,894
	Philip Morris International Inc.	4.125%	4/28/2028	14,095	14,127
[6]	Philip Morris International Inc., SOFR + 0.830%	4.898%	4/28/2028	14,520	14,602
	Tyson Foods Inc.	3.550%	6/2/2027	47,008	46,536
					443,913
Energy (2.0%)
	Boardwalk Pipelines LP	5.950%	6/1/2026	3,690	3,708
	BP Capital Markets America Inc.	5.017%	11/17/2027	15,000	15,291
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	12,016	11,946
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	80,585	81,413
	ConocoPhillips Co.	4.400%	7/15/2027	10,000	10,039
	Empresa Nacional del Petroleo	3.750%	8/5/2026	2,874	2,837
	Enbridge Inc.	1.600%	10/4/2026	9,311	9,101
	Enbridge Inc.	5.250%	4/5/2027	6,998	7,103
	Enbridge Inc.	3.700%	7/15/2027	2,550	2,530
	Energy Transfer LP	4.750%	1/15/2026	7,591	7,592
	Energy Transfer LP	3.900%	7/15/2026	24,201	24,140
	Energy Transfer LP	5.500%	6/1/2027	7,238	7,353
	Energy Transfer LP	4.000%	10/1/2027	1,327	1,321
[3]	EQT Corp.	3.125%	5/15/2026	3,366	3,339
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	14,714	14,336
	MPLX LP	1.750%	3/1/2026	2,606	2,584
	Occidental Petroleum Corp.	5.000%	8/1/2027	3,190	3,235
	Ovintiv Inc.	5.375%	1/1/2026	11,299	11,300
	SA Global Sukuk Ltd.	1.602%	6/17/2026	27,012	26,580
	Sabine Pass Liquefaction LLC	5.875%	6/30/2026	1,658	1,662
[9]	Southern Gas Corridor CJSC	6.875%	3/24/2026	22,570	22,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spectra Energy Partners LP	3.375%	10/15/2026	8,118	8,065
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/2026	4,690	4,709
	Williams Cos. Inc.	5.400%	3/2/2026	18,360	18,427
					301,385
Financials (30.3%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/2026	6,900	6,857
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	59,732	58,770
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	15,560	16,014
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	2,448	2,426
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	5,357	5,395
	Aflac Inc.	1.125%	3/15/2026	2,564	2,536
	Air Lease Corp.	2.875%	1/15/2026	27,050	26,949
	Air Lease Corp.	5.300%	6/25/2026	26,000	26,155
	Air Lease Corp.	1.875%	8/15/2026	11,539	11,329
	Air Lease Corp.	2.200%	1/15/2027	30,684	29,909
	Air Lease Corp.	3.625%	12/1/2027	4,847	4,772
	Allstate Corp.	3.280%	12/15/2026	2,890	2,864
	American Express Co.	5.645%	4/23/2027	17,980	18,099
	American Express Co.	5.389%	7/28/2027	25,760	25,983
[6]	American Express Co., SOFR + 0.810%	4.900%	7/20/2029	36,350	36,388
[6]	American Express Co., SOFR + 0.930%	5.007%	7/26/2028	40,920	41,108
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	7,697	7,554
[3]	Apollo Management Holdings LP	4.400%	5/27/2026	30,101	30,107
	Ares Capital Corp.	2.150%	7/15/2026	18,848	18,544
	Ares Capital Corp.	7.000%	1/15/2027	14,589	14,987
[3]	Athene Global Funding	5.684%	2/23/2026	19,498	19,575
[3]	Athene Global Funding	5.620%	5/8/2026	90,170	90,745
[3]	Athene Global Funding	4.950%	1/7/2027	15,430	15,554
[3,6]	Athene Global Funding, SOFR + 1.000%	5.136%	9/18/2028	25,000	25,022
[3,6]	Athene Global Funding, SOFR + 1.030%	5.250%	8/27/2026	22,150	22,242
[6]	Banco Santander SA, SOFR + 1.120%	5.222%	7/15/2028	29,800	29,974
	Bank of America Corp.	3.559%	4/23/2027	16,185	16,129
	Bank of America Corp.	1.734%	7/22/2027	12,650	12,426
	Bank of America Corp.	4.376%	4/27/2028	15,000	15,045
	Bank of America Corp.	4.948%	7/22/2028	7,574	7,676
[6]	Bank of America Corp., SOFR + 0.830%	4.905%	1/24/2029	29,000	29,032
	Bank of Montreal	1.250%	9/15/2026	20,000	19,536
	Bank of Montreal	4.062%	9/22/2028	42,000	41,936
[6]	Bank of Montreal, SOFR + 0.750%	4.878%	9/22/2028	84,000	84,012
[6]	Bank of Montreal, SOFR + 0.860%	4.937%	1/27/2029	36,666	36,741
	Bank of New York Mellon Corp.	4.441%	6/9/2028	24,670	24,824
	Bank of New York Mellon Corp.	3.992%	6/13/2028	23,783	23,768
[6]	Bank of New York Mellon Corp., SOFR + 0.830%	4.917%	7/21/2028	60,500	60,648
[6]	Bank of Nova Scotia, SOFR + 0.760%	4.918%	9/15/2028	53,716	53,719
[6]	Bank of Nova Scotia, SOFR + 0.890%	5.154%	2/14/2029	75,034	75,096
[3]	Banque Federative du Credit Mutuel SA	5.896%	7/13/2026	35,324	35,746
[3]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	39,600	39,981
[3]	BNP Paribas SA	3.500%	11/16/2027	3,580	3,527
[3,6]	BNP Paribas SA, SOFR + 1.430%	5.713%	5/9/2029	14,550	14,667
[3]	BPCE SA	5.100%	1/26/2026	18,370	18,398
	Brookfield Finance Inc.	3.900%	1/25/2028	5,049	5,013
	Brown & Brown Inc.	4.600%	12/23/2026	43,818	44,008
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	81,400	82,052
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.800%	4.986%	9/8/2028	39,651	39,676
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.096%	9/11/2027	36,860	36,983
	Charles Schwab Corp.	3.200%	3/2/2027	8,068	7,982
	Charles Schwab Corp.	2.450%	3/3/2027	3,750	3,675
	Charles Schwab Corp.	3.300%	4/1/2027	1,373	1,360
	Citibank NA	4.576%	5/29/2027	24,500	24,717
	Citibank NA	4.876%	11/19/2027	49,000	49,343
	Citigroup Inc.	4.643%	5/7/2028	16,581	16,688
	Citigroup Inc.	3.520%	10/27/2028	21,353	21,081
[6]	Citigroup Inc., SOFR + 0.870%	5.056%	3/4/2029	37,600	37,613
[6,8]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.893%	8/20/2031	23,900	15,715
[3,6]	Commonwealth Bank of Australia, SOFR + 0.640%	4.905%	3/14/2028	37,371	37,537
[3]	Cooperatieve Rabobank UA	1.106%	2/24/2027	14,125	13,985
[3]	Cooperatieve Rabobank UA	4.655%	8/22/2028	9,665	9,743
[6]	Cooperatieve Rabobank UA, SOFR + 0.620%	4.838%	8/28/2026	9,879	9,903
	Corebridge Financial Inc.	3.650%	4/5/2027	52,604	52,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Corebridge Global Funding	5.350%	6/24/2026	37,130	37,385
[3,6]	Corebridge Global Funding, SOFR + 0.750%	4.857%	1/7/2028	16,000	15,992
[3]	Credit Agricole SA	5.589%	7/5/2026	7,292	7,365
[3]	Credit Agricole SA	1.247%	1/26/2027	5,000	4,962
[3]	Credit Agricole SA	4.631%	9/11/2028	14,956	15,039
[3,6]	Credit Agricole SA, SOFR + 1.130%	5.232%	1/9/2029	22,610	22,689
	Equifax Inc.	5.100%	12/15/2027	4,843	4,929
[3]	Equitable America Global Funding	3.950%	9/15/2027	12,278	12,259
[3,6]	Equitable America Global Funding, SOFR + 0.710%	4.868%	9/15/2027	25,278	25,331
[3]	Equitable Financial Life Global Funding	1.400%	8/27/2027	1,192	1,136
	Fifth Third Bank NA	4.967%	1/28/2028	17,200	17,353
[6]	Fifth Third Bank NA, SOFR + 0.810%	4.885%	1/28/2028	30,040	30,053
	Fiserv Inc.	2.250%	6/1/2027	4,725	4,568
[3]	GA Global Funding Trust	4.400%	9/23/2027	19,704	19,731
	GATX Corp.	3.250%	9/15/2026	19,045	18,890
	GATX Corp.	3.850%	3/30/2027	2,111	2,099
	Global Payments Inc.	1.200%	3/1/2026	10,000	9,892
	Global Payments Inc.	4.800%	4/1/2026	4,648	4,647
	Global Payments Inc.	2.150%	1/15/2027	5,010	4,881
	Goldman Sachs Bank USA	5.283%	3/18/2027	35,880	36,000
	Goldman Sachs Bank USA	5.414%	5/21/2027	25,000	25,155
	Goldman Sachs Group Inc.	1.542%	9/10/2027	51,027	49,866
[6]	Goldman Sachs Group Inc., SOFR + 0.920%	5.007%	10/21/2029	25,000	25,008
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	36,381	36,507
	HSBC Holdings plc	4.041%	3/13/2028	37,243	37,127
	HSBC Holdings plc	5.597%	5/17/2028	65,365	66,631
	HSBC Holdings plc	4.755%	6/9/2028	7,875	7,937
	HSBC Holdings plc	2.013%	9/22/2028	8,985	8,630
	HSBC Holdings plc	5.130%	11/19/2028	13,000	13,216
[6]	HSBC Holdings plc, SOFR + 1.030%	5.248%	3/3/2029	25,560	25,642
[6]	HSBC Holdings plc, SOFR + 1.040%	5.297%	11/19/2028	21,600	21,678
	Huntington National Bank	4.871%	4/12/2028	45,848	46,250
[6]	Huntington National Bank, SOFR + 0.720%	4.820%	4/12/2028	75,000	74,971
	ING Groep NV	3.950%	3/29/2027	25,518	25,456
	ING Groep NV	4.017%	3/28/2028	25,360	25,287
	Invesco Finance plc	3.750%	1/15/2026	23,177	23,145
	Jefferies Financial Group Inc.	4.750%	8/11/2026	54,620	54,614
	JPMorgan Chase & Co.	1.470%	9/22/2027	15,000	14,646
	JPMorgan Chase & Co.	2.947%	2/24/2028	7,570	7,457
[6]	JPMorgan Chase & Co., SOFR + 0.800%	4.879%	1/24/2029	29,520	29,557
[6]	JPMorgan Chase & Co., SOFR + 0.860%	4.943%	10/22/2028	28,564	28,686
[6]	JPMorgan Chase & Co., SOFR + 0.930%	5.013%	7/22/2028	56,000	56,320
	Lloyds Banking Group plc	5.462%	1/5/2028	26,794	27,162
	Lloyds Banking Group plc	3.574%	11/7/2028	3,267	3,226
[6]	Lloyds Banking Group plc, SOFR + 1.060%	5.302%	11/26/2028	68,743	69,046
[3]	LSEGA Financing plc	1.375%	4/6/2026	9,000	8,894
	Manufacturers & Traders Trust Co.	4.650%	1/27/2026	3,326	3,327
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	44,619	44,993
[6]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	4.984%	11/8/2027	18,520	18,580
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	40,000	39,939
	Morgan Stanley	1.512%	7/20/2027	5,581	5,475
	Morgan Stanley Bank NA	5.504%	5/26/2028	14,060	14,343
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,694	4,774
[6]	Morgan Stanley Bank NA, SOFR + 0.900%	5.000%	1/12/2029	52,000	52,173
[6]	Morgan Stanley Bank NA, SOFR + 0.940%	5.034%	7/14/2028	59,295	59,592
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	44,450	44,669
	Nasdaq Inc.	3.850%	6/30/2026	6,000	5,991
	National Bank of Canada	4.702%	3/5/2027	65,120	65,187
	National Bank of Canada	5.600%	7/2/2027	35,000	35,300
	National Bank of Canada	4.950%	2/1/2028	55,450	56,007
	NatWest Group plc	7.472%	11/10/2026	10,848	10,854
[3]	NatWest Markets plc	5.416%	5/17/2027	8,400	8,571
[3,6]	NatWest Markets plc	4.860%	11/6/2028	17,750	17,757
	Nomura Holdings Inc.	1.653%	7/14/2026	2,210	2,173
	Nomura Holdings Inc.	2.329%	1/22/2027	23,443	22,914
	Nomura Holdings Inc.	5.594%	7/2/2027	3,801	3,881
[6]	PayPal Holdings Inc., SOFR + 0.670%	4.856%	3/6/2028	21,000	21,044
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/2026	6,085	6,081
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/2026	10,365	10,189
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	2,275	2,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	5,010	5,067
	PNC Bank NA	4.429%	7/21/2028	31,380	31,536
	PNC Financial Services Group Inc.	4.758%	1/26/2027	10,000	10,010
	PNC Financial Services Group Inc.	5.102%	7/23/2027	37,204	37,417
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,000	1,023
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	4,600	4,539
	Royal Bank of Canada	4.715%	3/27/2028	7,000	7,064
[5]	Royal Bank of Canada	3.995%	11/3/2028	19,500	19,457
[6]	Royal Bank of Canada, SOFR + 0.790%	4.871%	7/23/2027	63,530	63,684
[6]	Royal Bank of Canada, SOFR + 0.830%	4.909%	1/24/2029	41,228	41,256
[6]	Royal Bank of Canada, SOFR + 0.860%	4.950%	10/18/2028	55,000	55,155
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	4,565	4,493
[3]	Societe Generale SA	5.250%	2/19/2027	22,200	22,422
[3]	Standard Chartered plc	1.456%	1/14/2027	4,500	4,473
[3,6]	Standard Chartered plc, SOFR + 1.240%	5.327%	1/21/2029	15,020	15,114
	State Street Corp.	4.543%	4/24/2028	9,130	9,197
[6]	State Street Corp., SOFR + 0.640%	4.723%	10/22/2027	19,500	19,538
	Suci Second Investment Co.	4.375%	9/10/2027	35,713	35,751
[3,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%	5.026%	9/11/2028	25,360	25,417
[3,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.257%	9/10/2027	36,860	37,223
	Toronto-Dominion Bank	5.532%	7/17/2026	21,658	21,865
	Toronto-Dominion Bank	4.568%	12/17/2026	102,000	102,561
[6]	Toronto-Dominion Bank, SOFR + 0.750%	4.850%	10/13/2028	26,000	26,023
[6]	Toronto-Dominion Bank, SOFR + 0.820%	4.883%	1/31/2028	33,636	33,765
	Truist Bank	4.671%	5/20/2027	36,237	36,311
	Truist Bank	4.420%	7/24/2028	72,140	72,406
	Truist Bank	4.136%	10/23/2029	17,000	16,935
	Truist Financial Corp.	6.047%	6/8/2027	28,162	28,436
	UBS AG	4.864%	1/10/2028	55,770	56,214
[3]	UBS Group AG	1.305%	2/2/2027	14,420	14,309
[3]	UBS Group AG	1.494%	8/10/2027	22,500	22,023
[3]	UBS Group AG	3.869%	1/12/2029	18,971	18,840
[3,6]	UBS Group AG, SOFR + 0.840%	4.967%	12/23/2029	72,139	72,059
	US Bancorp	6.787%	10/26/2027	49,923	51,155
	US Bank NA	4.730%	5/15/2028	37,537	37,849
[6]	US Bank NA, SOFR + 0.690%	4.773%	10/22/2027	36,000	36,037
	Voya Financial Inc.	3.650%	6/15/2026	9,402	9,371
	Wells Fargo & Co.	3.196%	6/17/2027	18,500	18,385
	Wells Fargo & Co.	4.900%	1/24/2028	45,850	46,250
	Wells Fargo & Co.	3.526%	3/24/2028	6,562	6,506
[6]	Wells Fargo & Co., SOFR + 0.880%	5.038%	9/15/2029	48,409	48,454
					4,600,980
Health Care (2.9%)
	AbbVie Inc.	2.950%	11/21/2026	17,356	17,182
	Baxter International Inc.	2.600%	8/15/2026	4,465	4,409
	Baxter International Inc.	1.915%	2/1/2027	14,816	14,396
	Becton Dickinson & Co.	3.700%	6/6/2027	5,002	4,969
	Cardinal Health Inc.	4.700%	11/15/2026	53,908	54,272
	Cencora Inc.	3.450%	12/15/2027	5,605	5,533
	CVS Health Corp.	5.000%	2/20/2026	21,822	21,848
	CVS Health Corp.	2.875%	6/1/2026	41,620	41,245
	Elevance Health Inc.	4.500%	10/30/2026	17,700	17,780
	Elevance Health Inc.	3.650%	12/1/2027	13,716	13,608
	Elevance Health Inc.	4.000%	9/15/2028	38,485	38,316
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,496
	HCA Inc.	5.875%	2/15/2026	5,000	5,004
	HCA Inc.	5.250%	6/15/2026	10,000	10,010
	HCA Inc.	4.500%	2/15/2027	23,907	23,940
[6]	HCA Inc., SOFR + 0.870%	5.082%	3/1/2028	13,200	13,257
[3]	Highmark Inc.	1.450%	5/10/2026	7,300	7,185
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/2026	33,287	33,031
	Stryker Corp.	3.375%	11/1/2025	17,232	17,232
	UnitedHealth Group Inc.	3.700%	5/15/2027	4,822	4,806
[6]	UnitedHealth Group Inc., SOFR + 0.500%	4.599%	7/15/2026	29,760	29,782
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	37,500	37,743
					433,044
Industrials (2.3%)
[3]	BAE Systems Holdings Inc.	3.850%	12/15/2025	17,000	16,986
[3]	BAE Systems plc	5.000%	3/26/2027	14,828	14,992

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	2.750%	2/1/2026	3,690	3,673
	Boeing Co.	2.196%	2/4/2026	5,000	4,972
	Boeing Co.	2.700%	2/1/2027	19,462	19,101
	Boeing Co.	5.040%	5/1/2027	34,806	35,146
	Boeing Co.	6.259%	5/1/2027	3,890	3,997
	Boeing Co.	3.250%	3/1/2028	13,000	12,709
[8]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/2026	4,160	2,703
	CNH Industrial Capital LLC	4.500%	10/8/2027	6,073	6,113
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	14,925	15,062
[3]	Daimler Truck Finance North America LLC	5.125%	9/25/2027	9,677	9,825
	Delta Air Lines Inc.	7.375%	1/15/2026	40,541	40,662
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/2025	6,144	6,139
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	3,286	3,234
	Ingersoll Rand Inc.	5.197%	6/15/2027	28,270	28,703
[8]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	22,710	14,593
	Northrop Grumman Corp.	3.200%	2/1/2027	15,400	15,250
[8]	Qantas Airways Ltd.	4.750%	10/12/2026	3,590	2,359
	RTX Corp.	2.650%	11/1/2026	8,850	8,737
	RTX Corp.	3.500%	3/15/2027	16,633	16,514
	RTX Corp.	3.125%	5/4/2027	51,539	50,822
	Southwest Airlines Co.	5.125%	6/15/2027	19,296	19,498
[6,8]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	5.559%	7/14/2026	2,280	1,494
					353,284
Materials (1.7%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	20,914	20,670
	DuPont de Nemours Inc.	4.493%	11/15/2025	49,736	49,713
	Ecolab Inc.	2.700%	11/1/2026	10,770	10,638
[3]	Glencore Funding LLC	4.000%	3/27/2027	32,343	32,240
[3]	Glencore Funding LLC	3.875%	10/27/2027	13,353	13,270
[3,6]	Glencore Funding LLC, SOFR + 0.750%	4.865%	10/1/2026	25,000	25,023
	Nutrien Ltd.	5.950%	11/7/2025	13,126	13,127
	Nutrien Ltd.	4.000%	12/15/2026	10,636	10,618
	Nutrien Ltd.	4.500%	3/12/2027	23,580	23,693
	Owens Corning	5.500%	6/15/2027	6,655	6,788
[6]	Rio Tinto Finance USA plc, SOFR + 0.840%	4.998%	3/14/2028	26,030	26,251
	Sonoco Products Co.	4.450%	9/1/2026	16,485	16,516
	Sonoco Products Co.	2.250%	2/1/2027	8,269	8,062
					256,609
Real Estate (2.4%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/2026	4,000	3,995
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	22,631	22,529
	American Homes 4 Rent LP	4.250%	2/15/2028	10,855	10,869
	American Tower Corp.	1.600%	4/15/2026	9,817	9,703
	American Tower Corp.	3.375%	10/15/2026	7,254	7,207
	American Tower Corp.	2.750%	1/15/2027	8,541	8,399
	American Tower Corp.	3.550%	7/15/2027	2,256	2,234
	AvalonBay Communities Inc.	3.500%	11/15/2025	2,540	2,538
	Boston Properties LP	3.650%	2/1/2026	4,158	4,150
	Brixmor Operating Partnership LP	4.125%	6/15/2026	20,632	20,597
	Brixmor Operating Partnership LP	2.250%	4/1/2028	5,949	5,675
[8]	BWP Property Group Ltd.	3.300%	4/10/2026	5,030	3,277
	Camden Property Trust	5.850%	11/3/2026	1,875	1,906
	COPT Defense Properties LP	2.250%	3/15/2026	7,222	7,160
	Crown Castle Inc.	3.650%	9/1/2027	8,071	7,989
	CubeSmart LP	4.000%	11/15/2025	2,659	2,658
	CubeSmart LP	3.125%	9/1/2026	9,592	9,493
	Digital Realty Trust LP	3.700%	8/15/2027	19,129	18,994
	Digital Realty Trust LP	5.550%	1/15/2028	18,438	18,952
	DOC DR LLC	4.300%	3/15/2027	4,096	4,093
	DOC DR LLC	3.950%	1/15/2028	11,209	11,124
	ERP Operating LP	2.850%	11/1/2026	3,346	3,307
	Essex Portfolio LP	3.375%	4/15/2026	7,631	7,596
	Extra Space Storage LP	3.500%	7/1/2026	23,369	23,252
	Extra Space Storage LP	3.875%	12/15/2027	17,991	17,860
	Healthpeak OP LLC	1.350%	2/1/2027	7,857	7,582
	Kite Realty Group LP	4.000%	10/1/2026	5,036	5,023
	Mid-America Apartments LP	4.000%	11/15/2025	12,387	12,382
	Mid-America Apartments LP	3.600%	6/1/2027	11,119	11,049
	NNN REIT Inc.	4.000%	11/15/2025	6,741	6,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NNN REIT Inc.	3.600%	12/15/2026	4,000	3,973
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	5,000	5,034
	Prologis LP	3.250%	6/30/2026	2,413	2,413
	Prologis LP	3.250%	10/1/2026	3,750	3,727
	Realty Income Corp.	4.450%	9/15/2026	3,750	3,753
	Realty Income Corp.	4.125%	10/15/2026	7,609	7,613
	Simon Property Group LP	3.250%	11/30/2026	5,874	5,833
	Tanger Properties LP	3.875%	7/15/2027	10,000	9,922
	Ventas Realty LP	4.125%	1/15/2026	21,052	21,033
	Ventas Realty LP	3.250%	10/15/2026	3,330	3,304
	Weyerhaeuser Co.	4.750%	5/15/2026	9,740	9,767
	WP Carey Inc.	4.250%	10/1/2026	14,567	14,577
					369,281
Technology (3.4%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	21,005	20,793
	Broadcom Inc.	3.459%	9/15/2026	3,993	3,976
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	47,206	47,474
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	79,002	79,247
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,276	6,263
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,264	6,287
[6]	Hewlett Packard Enterprise Co., SOFR + 0.960%	5.118%	9/15/2028	12,000	12,039
	HP Inc.	1.450%	6/17/2026	7,350	7,217
	HP Inc.	4.750%	1/15/2028	5,639	5,707
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	2,316	2,331
	Intel Corp.	4.875%	2/10/2026	15,336	15,350
	Intel Corp.	2.600%	5/19/2026	25,659	25,436
	Intel Corp.	3.750%	3/25/2027	10,777	10,716
	Intel Corp.	3.150%	5/11/2027	1,910	1,881
	Intel Corp.	4.875%	2/10/2028	20,912	21,202
	International Business Machines Corp.	2.200%	2/9/2027	10,939	10,696
	Kyndryl Holdings Inc.	2.050%	10/15/2026	884	865
	NXP BV / NXP Funding LLC	5.350%	3/1/2026	33,904	33,931
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/2026	55,003	54,829
	Oracle Corp.	2.650%	7/15/2026	19,780	19,582
	Oracle Corp.	2.800%	4/1/2027	27,772	27,250
	Oracle Corp.	3.250%	11/15/2027	14,500	14,223
	Oracle Corp.	2.300%	3/25/2028	19,130	18,299
[6]	Oracle Corp., SOFR + 0.760%	4.820%	8/3/2028	18,760	18,832
	Synopsys Inc.	4.550%	4/1/2027	39,808	40,071
	VMware LLC	3.900%	8/21/2027	2,087	2,081
	Workday Inc.	3.500%	4/1/2027	17,264	17,118
					523,696
Utilities (2.4%)
	Ameren Corp.	3.650%	2/15/2026	8,820	8,800
	Arizona Public Service Co.	2.950%	9/15/2027	4,273	4,197
[6]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.777%	11/18/2027	22,240	22,261
	DTE Electric Co.	4.250%	5/14/2027	7,230	7,274
	DTE Energy Co.	4.950%	7/1/2027	15,163	15,348
	Duke Energy Corp.	2.650%	9/1/2026	46,312	45,749
	Entergy Corp.	2.950%	9/1/2026	4,019	3,983
	ITC Holdings Corp.	3.250%	6/30/2026	25,821	25,634
[3]	ITC Holdings Corp.	4.950%	9/22/2027	9,022	9,136
	ITC Holdings Corp.	3.350%	11/15/2027	37,763	37,208
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	11,990	11,960
	National Fuel Gas Co.	5.500%	10/1/2026	1,057	1,069
[8]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	3,650	2,341
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/2026	16,905	16,928
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	4,931	4,894
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	11,581	11,690
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	14,710	14,871
	NiSource Inc.	3.490%	5/15/2027	2,060	2,042
	PPL Capital Funding Inc.	3.100%	5/15/2026	20,555	20,423
	San Diego Gas & Electric Co.	2.500%	5/15/2026	24,149	23,932
	Southern California Edison Co.	4.400%	9/6/2026	9,050	9,066
[8]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	5,870	3,772
[8]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/2026	11,500	7,440
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	6,727	6,773
[3]	Vistra Operations Co. LLC	5.050%	12/30/2026	4,080	4,111
[3]	Vistra Operations Co. LLC	3.700%	1/30/2027	2,260	2,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WEC Energy Group Inc.	4.750%	1/9/2026	22,937	22,943
	WEC Energy Group Inc.	5.600%	9/12/2026	1,883	1,905
	Wisconsin Power & Light Co.	3.050%	10/15/2027	9,719	9,541
					357,532
Total Corporate Bonds (Cost $8,833,008)					8,875,281
Sovereign Bonds (2.5%)
[3]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	35,437	35,701
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	21,801	21,882
	CDP Financial Inc.	1.000%	5/26/2026	12,800	12,585
[3]	CDP Financial Inc.	1.000%	5/26/2026	14,800	14,552
	Dominican Republic	5.950%	1/25/2027	17,601	17,845
[4]	Dominican Republic	8.625%	4/20/2027	2,993	3,111
	Kingdom of Morocco	2.375%	12/15/2027	5,350	5,130
	Kingdom of Saudi Arabia	3.250%	10/26/2026	13,505	13,397
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	30,633	29,838
	Province of Alberta	2.050%	8/17/2026	30,720	30,308
	Province of British Columbia	0.900%	7/20/2026	60,875	59,580
	Republic of Chile	2.750%	1/31/2027	12,945	12,715
	Republic of Guatemala	4.500%	5/3/2026	1,651	1,644
	Republic of Guatemala	4.375%	6/5/2027	6,421	6,371
	Republic of Paraguay	5.000%	4/15/2026	3,946	3,950
	Republic of Poland	3.250%	4/6/2026	24,667	24,585
	Republic of South Africa	4.875%	4/14/2026	7,510	7,517
	Republic of South Africa	4.850%	9/27/2027	21,470	21,715
[10]	State of Israel	5.000%	10/30/2026	21,754	25,662
[10]	State of Israel	1.500%	1/18/2027	2,905	3,296
	Sultanate of Oman	4.750%	6/15/2026	25,556	25,560
	Sultanate of Oman	5.375%	3/8/2027	4,261	4,317
	Sultanate of Oman	6.750%	10/28/2027	7,500	7,833
Total Sovereign Bonds (Cost $386,939)					389,094
				Shares
Temporary Cash Investments (6.0%)
Money Market Fund (0.8%)
[11]	Vanguard Market Liquidity Fund	4.141%		1,182,766	118,277

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.2%)
United States Treasury Bill	3.715%–3.723%	10/29/2026	818,228	789,181
Total Temporary Cash Investments (Cost $907,325)				907,458
Total Investments (99.8%) (Cost $15,074,554)				15,141,374
Other Assets and Liabilities—Net (0.2%)				25,506
Net Assets (100%)				15,166,880
Cost is in $000.
1	Securities with a value of $6,643 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $7,121 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $4,413,672, representing 29.1% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of Azerbaijan.
10	Face amount denominated in euro.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	2,696	561,421	(118)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(2,335)	(255,008)	460
AUD 3-Year Treasury Bond	December 2025	(199)	(13,896)	65
Euro-Schatz	December 2025	(117)	(14,441)	2
				527
				409

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	AUD	21,239	USD	13,794	110	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	94,779	AUD	143,518	826	—
State Street Bank & Trust Co.	12/17/2025	USD	6,653	AUD	9,974	123	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	5,615	AUD	8,614	—	(24)
Deutsche Bank AG	12/17/2025	USD	2,019	AUD	3,098	—	(9)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/17/2025	USD	33,716	EUR	28,550	719	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	532	GBP	392	17	—
						1,795	(33)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,042 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/30/2026	N/A	2,235,000	3.505[1]	(4.130)[2]	(2,835)	(2,887)
10/29/2027	N/A	617,500	4.130[3]	(3.283)[4]	1,350	1,419
					(1,485)	(1,468)
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	450,028	—	450,028
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,519,513	—	4,519,513
Corporate Bonds	—	8,875,281	—	8,875,281
Sovereign Bonds	—	389,094	—	389,094
Temporary Cash Investments	118,277	789,181	—	907,458
Total	118,277	15,023,097	—	15,141,374
Derivative Financial Instruments
Assets
Futures Contracts[1]	527	—	—	527
Forward Currency Contracts	—	1,795	—	1,795
Swap Contracts[1]	—	1,419	—	1,419
Total	527	3,214	—	3,741
Liabilities
Futures Contracts[1]	(118)	—	—	(118)
Forward Currency Contracts	—	(33)	—	(33)
Swap Contracts[1]	—	(2,887)	—	(2,887)
Total	(118)	(2,920)	—	(3,038)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.